DEBT - SENIOR NOTES, SENIOR CREDIT FACILITIES (Details) - USD ($) $ in Millions		3 Months Ended	9 Months Ended		12 Months Ended
	Aug. 08, 2017	Sep. 30, 2016	Sep. 30, 2017	Sep. 30, 2016	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Jul. 14, 2017
Debt
U.S. Operations and certain foreign subsidiaries total assets, excluding intercompany accounts					$ 502	$ 384
Notes receivable from affiliates					57
Notes payable to affiliates					882	1,023
Subsidiaries of Huntsman International
Debt
Notes receivable from affiliates			$ 0		57
Notes payable to affiliates			0		882	1,023
Huntsman International | A/R Programs
Debt
Net Receivable in A/R Programs					106	110
Losses on the A/R Programs		$ 1	1	$ 4	(5)	(3)	$ (4)
Senior notes
Debt
Fair value of debt instruments			$ 390
Aggregate principal amount								$ 375
Stated interest rate as a percentage			5.75%					5.75%
Senior notes | Prior to July 15 2020
Debt
Redemption price as a percentage			100.00%
Maximum aggregate principal amount not greater than net cash proceeds of certain equity offerings			40.00%
Net cash proceeds of equity offerings as a percentage of principal amount			105.75%
Senior notes | Occurrence Certain Change Of Control Events
Debt
Redemption price as a percentage			101.00%
Senior Credit Facilities
Debt
Aggregate principal amount	$ 675
Term loan facility
Debt
Aggregate principal amount	$ 375
Maturity term	7 years
Amortization of line of credit facility as a percentage of principal amount	1.00%
Term loan facility | Federal funds rate
Debt
Interest rate basis as a percentage	0.50%
Term loan facility | LIBOR
Debt
Reference rate	one-month adjusted LIBOR
Interest rate basis as a percentage	1.00%
ABL facility
Debt
Maximum borrowing capacity commitment	$ 300
Maturity term	5 years
ABL facility | LIBOR
Debt
Reference rate	3-month LIBOR
ABL facility | LIBOR | Minimum
Debt
Interest rate basis as a percentage	1.50%
ABL facility | LIBOR | Maximum
Debt
Interest rate basis as a percentage	2.00%
Huntsman International | Reportable legal entities | Guarantors
Debt
Debt outstanding					$ 3,793	$ 4,318